Income Taxes Expenses - Deferred tax liabilities and assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry-forward	$ 28,450,558	$ 24,035,082	$ 30,042,281
Accrued expenses	255,809	745,627	331,770
Advertising fees	16,846,785	14,554,843	18,287,319
Deferred subsidies and revenue	62,009	3,139
Provision for doubtful accounts	347,903	351,434	197,592
Depreciation difference of property, plant and equipment	514,635	494,779	965,052
Impairment loss	155,953	145,900	161,993
Total deferred tax assets	46,633,652	40,330,804	49,986,007
Valuation allowance on deferred tax assets	$ (46,633,652)	$ (40,330,804)	$ (49,986,007)	$ (48,157,934)